Related party balances and transactions - Short-term promissory note (Details) $ in Thousands			12 Months Ended
	Jun. 14, 2015	May 13, 2015 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 MXN ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits				$ 96,344		$ 70,413		$ 74,706
Number of members | item			3	3
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Disclosure of transactions between related parties [line items]
Technical assistance annual consideration		$ 3,478,000
Percentage of ebitda before payment of technical assistance fee for first three years		4.00%
Percentage of ebitda before payment of technical assistance fee for next two years		3.00%
Ebitda before payment of technical assistance fee, period one		3 years
Ebitda before payment of technical assistance fee, period two		2 years
Increase in variable consideration than fixed technical assistance fee			$ 3,517,000		$ 3,478,000		$ 3,482,000
Threshold percentage of shares held by related party to trigger conversion of shares	7.65%
Minimum percentage of shares held by related party to not trigger conversion of shares	7.65%
Directors and officers
Disclosure of transactions between related parties [line items]
Remuneration				$ 23,950		$ 20,534		$ 20,000
CONOISA
Disclosure of transactions between related parties [line items]
Ownership interest indirectly held			1.90%	1.90%
Empresas ICA | Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Disclosure of transactions between related parties [line items]
Partner ownership interest			12.60%	12.60%